Schedule of loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
IncomeTaxesLineItems [Line Items]
Loss before tax	$ (3,953)	₨ (329,331)	₨ (241,380)	₨ (465,556)
Country of domicile [member]
IncomeTaxesLineItems [Line Items]
Loss before tax		(273,102)	(353,088)	(145,363)
Foreign countries [member]
IncomeTaxesLineItems [Line Items]
Loss before tax		₨ (56,229)	₨ 111,708	₨ (320,193)